Equity (Details 2) (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pagseguro [Abstract]
Net income for the year		R$ 478,781	R$ 115,727	R$ 37,010
Net investment				(27,209)
Net income		478,781	115,727	9,801
Transfer to legal reserve (5%)		(23,939)	(5,786)	(490)
Adjusted income for the year		454,842	109,941	9,311
Mandatory minimum dividends (1%)		4,548		93
Additional dividends proposed	[1]	234,255
Total dividends distributed		R$ 238,803		R$ 93
Interest on own capital	[2]		R$ 26,059
Number of common shares		262,289	262,289	220,808
Dividends per share (in reais)		R$ 0.9105	R$ 0.0000	R$ 0.0004
Interest on own capital		R$ 0.0000	R$ 0.0994	R$ 0.0000

[1]	At the Extraordinary General Shareholders Meeting held on September 29, 2017, PagSeguro Brazil's shareholders approved the distribution of (i) R$142,795 of dividends related to the six-month period ended June 30, 2017 and (ii) R$96,008 in additional dividends related to the year ended December 31, 2016. The total dividends distributed amounted to R$238,803, of which R$184,530 was offset against receivables under the centralized cash management with UOL and the balance of R$54,272 was paid in cash by PagSeguro Brazil to UOL. For further details, see Note 9.
[2]	The distribution of interest on own capital was approved in the shareholders' meeting held on December 30, 2016.